Earnings per Share (Summary of Earnings Per Share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Basic earnings per share
Net income attributable to common shareholders	$ 8,316	$ 10,071
Weighted-average number of common shares outstanding (millions)	1,758.8	1,822.5
Basic earnings per share (Canadian dollars)	$ 4.73	$ 5.53
Diluted earnings per share
Net income available to common shareholders including impact of dilutive securities	$ 8,316	$ 10,071
Net income attributable to common shareholders	$ 8,316	$ 10,071
Weighted-average number of common shares outstanding (millions)	1,758.8	1,822.5
Stock options potentially exercisable (millions)	1.2	1.9
Weighted-average number of common shares outstanding - diluted (millions)	1,760.0	1,824.4
Diluted earnings per share (Canadian dollars)	$ 4.72	$ 5.52
Average outstanding options excluded from calculation of diluted earnings per share	6.9	4.6
Weighted Average Exercise Price of Average Share Options Outstanding Excluded From Calculation of Earnings Per Share	$ 89.49	$ 93.09